Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Convertible debt at fair value	$ 4,537,552	$ 3,542,797
Level 1 [Member]
Liabilities:
Convertible debt at fair value
Level 2 [Member]
Liabilities:
Convertible debt at fair value
Level 3 [Member]
Liabilities:
Convertible debt at fair value	$ 4,537,552	$ 3,542,797